Consolidated Statements of Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Condition
Held-to-maturity, Market value (in dollars)	$ 2,450	$ 2,450
Available-for-sale, Amortized cost (in dollars)	5,082,095	5,041,847
Series A cumulative perpetual preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Series A cumulative perpetual preferred shares, per share liquidation value (in dollars per share)	$ 1,000	$ 1,000
Series A cumulative perpetual preferred shares, Authorized shares	25,000,000	25,000,000
Series A cumulative perpetual preferred shares, issued shares	216,000	216,000
Series A cumulative perpetual preferred shares, discount (in dollars)	5,452	7,932
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00
Common shares, Authorized shares	275,000,000	275,000,000
Common shares, issued shares	95,719,652	95,711,285
Accumulated other comprehensive income, comprehensive loss related to other-than-temporary impairment for non-credit related issues (in dollars)	$ (6,889)	$ (6,870)
Treasury, shares	28,441,714	28,016,059